Label	Element	Value
Needham Small Cap Growth Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	ck0001002537_SupplementTextBlock
THE NEEDHAM FUNDS, INC.

Needham Small Cap Growth Fund

SUPPLEMENT DATED APRIL 1, 2019 TO THE SUMMARY PROSPECTUS
AND PROSPECTUS DATED MAY 1, 2018

Needham Investment Management, L.L.C. (the “Adviser”) has entered into a new Fee Waiver and Expense Reimbursement Agreement under which the Adviser has agreed to waive its fee and, if necessary, reimburse the Needham Small Cap Growth Fund (the “Fund”) until April 30, 2020 to the extent Total Annual Fund Operating Expenses exceed 1.85% and 1.18% of the average daily net assets of Retail Class shares and Institutional Class shares respectively, of the Fund.

Accordingly, effective April 1, 2019, the following replaces any contrary information contained in “Fees and Expenses of the Small Cap Growth Fund” in the Summary Prospectus and “Summary Section—Needham Small Cap Growth Fund—Fees and Expenses of the Small Cap Growth Fund” in the Prospectus:

Risk/Return [Heading]	rr_RiskReturnHeading	Needham Small Cap Growth Fund
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses of the Small Cap Growth Fund
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	This table describes the fees and expenses you may pay if you buy and hold shares of the Small Cap Growth Fund.
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	Apr. 30, 2020
Expense Example [Heading]	rr_ExpenseExampleHeading	Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock
This example is intended to help you compare the cost of investing in the Small Cap Growth Fund with the cost of investing in other mutual funds.

The example assumes that you invest $10,000 in the Small Cap Growth Fund for the time periods indicated and then redeem all of your shares at the end of those periods.  The example also assumes that your investment has a 5% return each year, that all dividends and distributions have been reinvested, and that the Small Cap Growth Fund’s operating expenses remain the same giving effect to the fee waiver and expense reimbursement arrangement in year one only.

Expense Example by, Year, Caption [Text]	rr_ExpenseExampleByYearCaption	Although your actual costs may be higher or lower, based on these assumptions, your costs would be:
Expense Example Closing [Text Block]	rr_ExpenseExampleClosingTextBlock	* * * Please retain this Supplement with your Summary Prospectus and Prospectus for future reference.
Needham Small Cap Growth Fund | Retail Class
Risk/Return:	rr_RiskReturnAbstract
Management Fees	rr_ManagementFeesOverAssets	1.25%
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Dividends on Short Positions and Interest Expense	rr_Component2OtherExpensesOverAssets	none
All Remaining Other Expenses	rr_Component3OtherExpensesOverAssets	0.65%
Total Other Expenses	rr_OtherExpensesOverAssets	0.65%
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.06%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	2.21%
Fee Waiver/Expense Reimbursement (or Recoupment)	rr_FeeWaiverOrReimbursementOverAssets	(0.30%)	[1]
Total Annual Fund Operating Expenses after Fee Waiver/ Expense Reimbursement (or Recoupment)	rr_NetExpensesOverAssets	1.91%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 194
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	662
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	1,157
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	$ 2,521
Needham Small Cap Growth Fund | Institutional Class
Risk/Return:	rr_RiskReturnAbstract
Management Fees	rr_ManagementFeesOverAssets	1.25%
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Dividends on Short Positions and Interest Expense	rr_Component2OtherExpensesOverAssets	none
All Remaining Other Expenses	rr_Component3OtherExpensesOverAssets	0.83%
Total Other Expenses	rr_OtherExpensesOverAssets	0.83%
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.06%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	2.14%
Fee Waiver/Expense Reimbursement (or Recoupment)	rr_FeeWaiverOrReimbursementOverAssets	(0.90%)	[1]
Total Annual Fund Operating Expenses after Fee Waiver/ Expense Reimbursement (or Recoupment)	rr_NetExpensesOverAssets	1.24%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 126
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	583
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	1,067
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	$ 2,401

[1]	Reflects a contractual agreement by Needham Investment Management LLC (the "Adviser") to waive its fee and, if necessary, reimburse the Small Cap Growth Fund until April 30, 2020 to the extent Total Annual Fund Operating Expenses exceed 1.85% and 1.18% of the average daily net assets of Retail Class shares and Institutional Class shares respectively, of the Small Cap Growth Fund (the "Expense Cap"). For a period of up to 36 months from the time of any waiver or reimbursement pursuant to this agreement, the Adviser may recoup from the Small Cap Growth Fund fees waived and expenses reimbursed to the extent that such recovery would not cause the total Annual Fund Operating Expenses of the Small Cap Growth Fund to exceed the lesser of the Expense Cap in effect (i) at the time of the waiver or reimbursement, or (ii) at the time of recoupment. Any such recovery will not include interest. The Expense Cap limitation on Total Annual Fund Operating Expenses excludes taxes, interest, brokerage, dividends on short positions, fees and expenses of "acquired funds" and extraordinary items but includes the management fee.